Shareholder Report, Average Annual Return (Details) 190423_GuideMark Small Mid Cap Core Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Small/Mid Cap Core Fund RS Shares
Average Annual Return, Percent	1.25%
Russell 3000 Index_
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	(1.25%)
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent	0.95%